Schedule 1-Condensed Financial Statement of Bright Scholar Education Holdings Limited (Details) - Schedule of Balance Sheet (Parentheticals) - Bright Scholar Education Holdings Limited [Member] - $ / shares
	Aug. 31, 2021	Aug. 31, 2020
Condensed Balance Sheet Statements, Captions [Line Items]
Share capital par value (in Dollars per share)	$ 0.00001	$ 0.00001
Share capital shares issued	118,928,526	119,488,962
Share capital shares outstanding	118,928,526	119,488,962